Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521
May 31, 2024

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Ethereum Trust
Pre-Effective Amendment No. 1 to Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Ethereum Trust (the “Trust”), and its series, Franklin Ethereum ETF (the “Fund”), submitted herewith for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the Trust’s amendment to the Registration Statement on Form S-1 (the “Amendment”) pursuant to Rule 415 under the Securities Act of 1933. The Amendment is being filed on behalf of the Fund for the purpose of updating certain information included in the initial registration statement as filed on February 12, 2024 (SEC Accession No. 0001137439-24-000573).

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr., Esq.

CC:  Navid J. Tofigh
        Julie Sterner Patel
        Miranda L. Sturgis